Capital and Reserves - Summary Of Authorized Share Capital (Detail)	Apr. 21, 2022 € / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 EUR (€) shares
Disclosure of authorized capital [line item]
Total Shares | shares			450,000,002
Nominal value | € / shares	€ 0.12
Amount | €			€ 108,000,002
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares | shares			400,000,000
Nominal value | $ / shares		$ 0.12
Amount | €			€ 48,000,000
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares | shares			50,000,000
Nominal value | $ / shares		1.2
Amount | €			€ 60,000,000
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares | shares			2
Nominal value | $ / shares		$ 1
Amount | €			€ 2